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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-07242  ____________

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll                             Jacksonville, Oregon               97530

               (Address of principal executive offices)                          (Zip code)

Erich M. Patten

                                             Cutler Investment Counsel, LLC                       525 Bigham Knoll                    Jacksonville, Oregon    97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:     June 30, 2010

Date of reporting period:   September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)
Shares	COMMON STOCKS — 98.8%	Value

	Consumer Discretionary — 7.3%
	Media — 1.8%
22,060	McGraw-Hill Cos., Inc. (The)	$554,588

	Multi-Line Retail — 3.0%
30,530	Nordstrom, Inc.	932,386

	Specialty Retail — 2.5%
29,280	Home Depot, Inc. (The)	780,019

	Consumer Staples — 13.0%
	Beverages — 3.4%
17,930	PepsiCo, Inc.	1,051,774

	Food & Staples Retailing — 2.9%
36,520	Sysco Corp.	907,522

	Food Products — 3.3%
34,960	Archer-Daniels-Midland Co.	1,021,531

	Household Products — 3.4%
17,690	Kimberly-Clark Corp.	1,043,356

	Energy — 13.0%
	Energy Equipment & Services — 3.5%
40,570	Halliburton Co.	1,100,258

	Oil, Gas & Consumable Fuels — 9.5%
16,540	Chevron Corp.	1,164,912
16,180	ConocoPhillips	730,689
15,565	Exxon Mobil Corp.	1,067,915
		2,963,516
	Financials — 9.6%
	Consumer Finance — 3.5%
32,465	American Express Co.	1,100,564

	Insurance — 3.4%
21,090	Chubb Corp. (The)	1,063,147

	Thrifts & Mortgage Finance — 2.7%
65,010	Hudson City Bancorp, Inc.	854,882

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 98.8% (Continued)	Value

	Health Care — 8.7%
	Health Care Equipment & Supplies — 2.5%
11,120	Becton, Dickinson and Co.	$775,620

	Pharmaceuticals — 6.2%
39,590	Bristol-Myers Squibb Co.	891,567
17,200	Johnson & Johnson	1,047,308
		1,938,875
	Industrials — 14.9%
	Aerospace & Defense — 6.4%
21,500	Honeywell International, Inc.	798,725
19,800	United Technologies Corp.	1,206,414
		2,005,139
	Electrical Equipment — 2.8%
21,800	Emerson Electric Co.	873,744

	Machinery — 3.1%
18,890	Caterpillar, Inc.	969,624

	Road & Rail — 2.6%
14,000	Union Pacific Corp.	816,900

	Information Technology — 10.9%
	Computers & Peripherals — 4.4%
11,500	International Business Machines Corp.	1,375,515

	Semiconductors & Semiconductor Equipment — 6.5%
44,530	Intel Corp.	871,452
48,450	Texas Instruments, Inc.	1,147,780
		2,019,232
	Materials — 8.5%
	Chemicals — 5.4%
33,470	E.I. du Pont de Nemours and Co.	1,075,726
7,930	Monsanto Co.	613,782
		1,689,508
	Metals & Mining — 3.1%
20,325	Nucor Corp.	955,478

	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 5.3%
32,770	AT&T, Inc.	885,118
25,450	Verizon Communications, Inc.	770,371
		1,655,489

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 98.8% (Continued)	Value

	Utilities — 7.6%
	Gas Utilities — 3.9%
26,290	National Fuel Gas Co.	$1,204,345

	Multi-Utilities — 3.7%
28,000	Consolidated Edison, Inc.	1,146,320

	Total Common Stocks (Cost $27,401,774)	$30,799,332

Shares	MONEY MARKET FUNDS — 1.1%	Value

352,942	Fidelity Institutional Money Market Portfolio - Select Class, 0.37% (a)
	(Cost $352,942)	$352,942

	Total Investments at Value — 99.9% (Cost $27,754,716)	$31,152,274

	Other Assets in Excess of Liabilities — 0.1%	23,690

	Net Assets — 100.0%	$31,175,964

(a) Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See accompanying notes to schedule of investments.

CUTLER EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2009 (Unaudited)

1.  Securities Valuation

The Cutler Equity Fund’s (the “Fund”) portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices.  Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund’s investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value.

The Financial Accounting Standards Board’s (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•     Level 1 – quoted prices in active markets for identical securities
•     Level 2 – other significant observable inputs
•     Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset of Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4” or the “Position”).  FSP 157-4 provides additional guidance for estimating fair value when the volume and level of activity have significantly decreased in relation to normal market activity for the asset or liability.  The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods.  FSP 157-4 is effective for all fiscal periods and interim periods ending after June 15, 2009.

As of September 30, 2009, all of the securities held by the Fund were valued using Level 1 inputs.  See the Fund’s Schedule of Investments for a summary of the securities valued using Level 1 inputs by security type and industry type as required by FSP 157-4.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CUTLER EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2009:

Cost of portfolio investments	$27,756,715

Gross unrealized appreciation	$5,868,530
Gross unrealized depreciation	(2,472,971)

Net unrealized depreciation	$(3,395,559)

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        The Cutler Trust

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date  October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date  October 16, 2009

By (Signature and Title)*	/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date  October 16, 2009

* Print the name and title of each signing officer under his or her signature.